Investment in Master Trust - Schedule of Fair Values of Investments and Other Assets and Liabilities of the Master Trust (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	$ 520,933,460	$ 450,960,939
Net appreciation in fair value of investments	63,862,884
Interest and dividends	14,161,694
Total investment income	78,024,578
Master Trust Balances [Member] | Mutual funds [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	492,178,626	420,451,141
Master Trust Balances [Member] | Diageo common stock fund [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	7,178,745	11,048,269
Master Trust Balances [Member] | Money market funds [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	21,576,089	19,461,529
Plan’s Interest in Master Trust Balances [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	15,565,299	13,177,617
Plan’s Interest in Master Trust Balances [Member] | Mutual funds [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	14,570,856	12,265,142
Plan’s Interest in Master Trust Balances [Member] | Diageo common stock fund [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	150,309	176,713
Plan’s Interest in Master Trust Balances [Member] | Money market funds [Member]
Investments at fair value:
Master Trust Net Assets, at fair value	$ 844,134	$ 735,762